ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2014 Parent Company [Member] JinkoSolar Technology Limited ("Paker") [Member] USD ($)	Jan. 01, 2014 Parent Company [Member] JinkoSolar Technology Limited ("Paker") [Member] USD ($)
Current assets:
Cash and cash equivalents	$ 286,403,744	1,777,020,667	$ 73,506,139	456,076,191	279,130,015	433,850,961	$ 4,036,886	25,047,261	$ 1,181,342	7,329,752	2,260,713	17,279,974
Due from subsidiaries-current	28,129,742	174,533,796		284,142,012			53,524,942	332,100,861		858,972,809
Other current assets	147,738,072	916,655,644		591,853,975			4,241,710	26,318,114		27,657,413
Capped call options				107,223,601						107,223,601
Total current assets	1,677,355,440	10,407,319,561		5,342,722,628			61,803,538	383,466,236		1,001,183,575
Non-current assets:
Investments in subsidiaries							572,301,742	3,550,903,388		1,800,616,766
Due from subsidiaries-non current							186,501,243	1,157,165,610
Capped call options	3,400,423	21,098,263					3,400,423	21,098,263
Total assets	3,076,368,571	19,087,636,434		10,611,225,071	8,372,320,321		824,006,946	5,112,633,497		2,801,800,341
Current liabilities:
Due to subsidiaries	238,296	1,478,529		2,468,361			6,593,799	40,911,888		14,676,988
Other current liabilities							3,904,465	24,225,641		6,894,632
Convertible senior notes - current				770,485,897						770,485,897
Total current liabilities	1,696,058,497	10,523,364,551		7,237,114,297			10,498,264	65,137,529		792,057,517
Convertible senior notes	248,267,196	1,540,398,645					248,267,196	1,540,398,645
Total liabilities	2,275,607,112	14,119,231,890		8,590,611,483			258,765,460	1,605,536,174		792,057,517
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 88,758,778 and 108,051,630 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	2,830	17,560		15,574			2,830	17,560		15,574
Additional paid-in capital	450,315,077	2,794,024,929		1,968,702,066			450,315,077	2,794,024,929		1,968,702,066
Accumulated other comprehensive income	1,913,750	11,874,053		12,869,458			1,913,750	11,874,053		12,869,458
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2012 and 2013, respectively	(2,236,333)	(13,875,553)		(13,875,553)			(2,236,333)	(13,875,553)		(13,875,553)
Retained earnings	74,646,434	463,151,264		(142,897,904)			115,246,162	715,056,334		42,031,279
Total JinkoSolar Holding Co., Ltd. shareholders' equity	565,241,486	3,507,097,323		2,009,742,824			565,241,486	3,507,097,323		2,009,742,824
Total liabilities and shareholders' equity	3,076,368,571	19,087,636,434		10,611,225,071			824,006,946	5,112,633,497		2,801,800,341
Ordinary shares:
Ordinary shares, par value	$ 0.00002		$ 0.00002				$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000			500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	124,292,030	124,292,030	108,051,630	108,051,630			124,292,030	124,292,030	108,051,630	108,051,630
Ordinary shares, shares outstanding	124,292,030	124,292,030	108,051,630	108,051,630			124,292,030	124,292,030	108,051,630	108,051,630
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200	1,723,200			1,723,200	1,723,200	1,723,200	1,723,200
Amount of loan given to subsidiary														189,000,000
Loan to subsidiary, due for repayment on December 31, 2016													$ 123,000,000